Standards issued but not yet effective (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Statement Line Items [Line Items]
Non-cancellable operating lease commitments	¥ 3,500
Long term lease	3,300
Short trem term lease	8
Right-of-use asset	3,300
Lease liability	3,300
Decrease lease expenses	3,500
Increase depreciation of right-of-use asset	3,300
Increase interest expense	200
2019 [Member]
Statement Line Items [Line Items]
Decrease lease expenses	1,004
Increase depreciation of right-of-use asset	924
Increase interest expense	¥ 80